SCHEDULE OF SUBSIDIARIES (Details) (Parenthetical)	Mar. 31, 2025 £ / shares	Jan. 23, 2025 $ / shares	Dec. 20, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jul. 26, 2024 $ / shares	Mar. 31, 2024 £ / shares
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.00005	$ 2.17
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share					$ 0.00005
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share					$ 0.00005
Diginex Services Limited [member]
IfrsStatementLineItems [Line Items]
Par value per share | £ / shares	£ 0.01					£ 0.01
Diginex Services Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.01
Diginex Services Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.01